Financial instruments	12 Months Ended
Dec. 31, 2023
Financial instruments
34 Financial instruments
The disclosure of the Bank’s financial instruments includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, level 3 reconciliation; transfers in and out of level 3; qualitative and quantitative disclosures of valuation techniques; qualitative discussion of the range of significant unobservable inputs; and investment funds measured at net asset value per share);
■ Fair value option; and
■ Financial instruments not carried at fair value.
Concentration of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Bank has in place a credit risk appetite framework which provides for the oversight and control of concentrations of credit exposures by single name, product, industry and country. The Bank Credit Portfolio Management function under the Global Chief Credit Officer is responsible for monitoring the portfolio and assessing compliance with the framework and the portfolio limits and controls in place. Credit risk concentrations are identified and measured using a range of quantitative tools and metrics and are reported to the Credit Risk Appetite Committee on a monthly basis. The Bank Credit Portfolio Management function performs portfolio reviews and detailed analyses of selected segments of the portfolio, which are presented to the Credit Risk Appetite Committee and to other governance forums, including the Executive Board Risk Management Committee and the Board’s Risk Committee, where appropriate.
From an industry point of view, the combined credit exposure of the Bank is diversified. A substantial portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, corporate credit exposures and lombard lending arrangements, or relates to derivative and other financial transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions and corporations, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Bank’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Bank’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain short-term borrowings, most investment-grade corporate debt, certain high-yield debt securities, exchange-traded and certain OTC derivatives and most listed equity securities.
In addition, the Bank holds financial instruments for which no prices are available and which have significant unobservable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including interest rate, foreign exchange, equity and credit derivatives, certain corporate equity-linked securities, mortgage-related securities, private equity investments and certain loans and credit products, including leveraged finance, certain syndicated loans and certain high-yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are settled daily.
The fair value of financial instruments is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Bank’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Bank’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Bank’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Bank’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
US GAAP permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date via the relevant principal market. As such, the Bank continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under the relevant principal market for the net long or net short position for a specific market risk. In addition, the Bank reflects the net exposure to credit risk for its derivative instruments where the Bank has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default.
Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
■ Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Bank has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
■ Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
■ Level 3: Significant unobservable inputs for the asset or liability. These inputs reflect the Bank’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Bank’s own data. The Bank’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
Qualitative disclosures of valuation techniques
Overview
The Bank has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Bank’s financial instruments. Control functions such as Product Control and Risk Management review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and a significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Bank determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office and control functions such as Product Control and Risk Management to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The valuation results are aggregated for reporting to the Valuation Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Bank. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Bank’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data, which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes and broker quotes.
In general, Product Control utilizes independent pricing service data as part of its review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including confirming that the data corresponds to executed transactions or executable broker quotes, reviewing and assessing contributors to ensure they are active market participants and reviewing statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates or other inputs. In addition, there may be uncertainty about a valuation resulting from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments and the section “Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs” should be read in conjunction with the tables “Assets and liabilities measured at fair value on a recurring basis”, “Quantitative information about level 3 assets measured at fair value on a recurring basis” and “Quantitative information about level 3 liabilities measured at fair value on a recurring basis”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements included are classified as level 3 in the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over-collateralized by government securities, money market instruments, corporate bonds or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Bank with the right to liquidate the collateral held.
Debt securities
Foreign governments
Foreign government debt securities typically have quoted prices in active markets and are mainly categorized as level 1 instruments. Valuations of foreign government debt securities for which market prices are not available are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporates
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity) or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include correlation and price. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely it is that the security will be level 3).
RMBS, CMBS and CDO securities
Fair values of RMBS, CMBS and CDO securities may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO securities for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Prices may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, the use of a price from a similar instrument, or the use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs credit spread, default rate, discount rate, prepayment rate and loss severity. Prices from similar observable instruments are used to calculate implied inputs, which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Bank’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and market comparable price.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar OTC derivatives with observable inputs to valuation and are included in level 2 of the fair value hierarchy. If the significant inputs used to determine the fair value of the similar OTC derivative are not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity, because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis spread, correlation, credit spread, prepayment rate and volatility skew.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts, where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products, inputs include, but are not limited to, contingent probability, correlation and prepayment rate.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include buyback probability, correlation, gap risk, price and volatility.
Generally, the interrelationship between the correlation and volatility is positively correlated.
Credit derivatives
Credit derivatives include index, single-name and multi-name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring inputs such as correlation, credit spread, funding spread, loss severity, prepayment rate and recovery rate. These inputs are generally implied from available market observable data.
Other trading assets
Other trading assets primarily include life settlement and premium finance instruments and RMBS loans. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments are the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicer advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets, which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity funds, hedge funds and equity method investment funds
Equity method investment funds principally include equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity method investments where the Bank has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV, or other circumstances exist that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include single premium immediate annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Bank’s loan portfolio, which is measured at fair value, primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, the fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower and enterprise valuations) or may be calculated based on the exit price of the collateral or on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit conversion factors, credit spreads, recovery rates and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Bank’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Short-term borrowings and long-term debt
The Bank’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Bank’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Bank’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for short-term borrowings and long-term debt include buyback probability, correlation, credit spread, gap risk, mean reversion, price, recovery rate and volatility.
Generally, the interrelationships between correlation, credit spread, gap risk and volatility inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Assets and liabilities measured at fair value on a recurring basis
end of 2023	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	128	0	–		–		128
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	26,237	0	–		–		26,237
Securities received as collateral	1,778	444	0	–		–		2,222
Trading assets	8,474	48,262	2,508	(37,692)		175		21,727
of which debt securities	2,520	7,253	718	–		34		10,525
of which foreign governments	2,496	5,349	38	–		–		7,883
of which corporates	10	620	515	–		–		1,145
of which RMBS	0	936	57	–		–		993
of which equity securities	3,390	677	100	–		141		4,308
of which derivatives	1,298	40,305	1,179	(37,692)		–		5,090
of which interest rate products	7	18,143	47	–		–		–
of which foreign exchange products	7	13,868	33	–		–		–
of which equity/index-related products	1,281	7,144	484	–		–		–
of which other derivatives	3	75	499	–		–		–
of which other trading assets	1,266	27	511	–		–		1,804
Investment securities	0	4	0	–		–		4
Other investments	0	14	1,943	–		411		2,368
of which other equity investments	0	14	1,493	–		310		1,817
of which life finance instruments	0	0	439	–		–		439
Loans	0	1,578	880	–		–		2,458
of which commercial and industrial loans	0	658	535	–		–		1,193
of which financial institutions	0	466	97	–		–		563
of which government and public institutions	0	453	133	–		–		586
Other intangible assets (mortgage servicing rights)	0	0	305	–		–		305
Other assets	50	2,073	1,845	(210)		–		3,758
of which failed purchases	40	239	49	–		–		328
of which loans held-for-sale	0	1,450	1,712	–		–		3,162
Total assets at fair value	10,302	78,740	7,481	(37,902)		586		59,207
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2023	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	100	0	–		–		100
Customer deposits	0	1,366	289	–		–		1,655
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	356	0	–		–		356
Obligation to return securities received as collateral	1,778	444	0	–		–		2,222
Trading liabilities	3,734	43,710	1,202	(39,814)		–		8,832
of which short positions	2,606	102	5	–		–		2,713
of which debt securities	256	99	0	–		–		355
of which foreign governments	256	34	0	–		–		290
of which corporates	0	65	0	–		–		65
of which equity securities	2,350	3	5	–		–		2,358
of which derivatives	1,128	43,607	856	(39,814)		–		5,777
of which interest rate products	1	17,393	94	–		–		–
of which foreign exchange products	13	17,276	2	–		–		–
of which equity/index-related products	1,110	7,450	362	–		–		–
of which credit derivatives	0	1,327	196	–		–		–
of which other derivatives	4	20	202	–		–		–
of which other trading liabilities	0	1	341	–		–		342
Short-term borrowings	0	3,941	71	–		–		4,012
Long-term debt	0	27,903	4,971	–		–		32,874
of which structured notes over one year and up to two years	0	4,027	147	–		–		4,174
of which structured notes over two years	0	18,603	3,489	–		–		22,092
of which other debt instruments over two years	0	2,127	1,288	–		–		3,415
Other liabilities	37	1,405	299	(241)		–		1,500
Total liabilities at fair value	5,549	79,225	6,832	(40,055)		–		51,551
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	198	0	–		–		198
Interest-bearing deposits with banks	0	14	0	–		–		14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	100	40,693	0	–		–		40,793
Securities received as collateral	2,318	660	0	–		–		2,978
Trading assets	33,724	105,555	3,828	(77,695)		543		65,955
of which debt securities	13,084	23,288	1,211	–		31		37,614
of which foreign governments	10,117	5,597	86	–		–		15,800
of which corporates	2,718	4,998	413	–		31		8,160
of which RMBS	5	10,417	444	–		–		10,866
of which CDO	197	941	216	–		–		1,354
of which equity securities	11,772	676	222	–		512		13,182
of which derivatives	7,571	79,606	1,661	(77,695)		–		11,143
of which interest rate products	1,617	31,900	671	–		–		–
of which foreign exchange products	24	25,512	17	–		–		–
of which equity/index-related products	5,927	18,669	295	–		–		–
of which credit derivatives	0	3,059	130	–		–		–
of which other derivatives	0	197	548	–		–		–
of which other trading assets	1,297	1,985	734	–		–		4,016
Investment securities	0	796	0	–		–		796
Other investments	0	17	3,313	–		400		3,730
of which other equity investments	0	17	2,725	–		328		3,070
of which life finance instruments	0	0	587	–		–		587
Loans	0	6,318	1,040	–		–		7,358
of which commercial and industrial loans	0	2,381	300	–		–		2,681
of which financial institutions	0	2,591	398	–		–		2,989
of which government and public institutions	0	1,112	254	–		–		1,366
Other intangible assets (mortgage servicing rights)	0	44	359	–		–		403
Other assets	78	8,316	773	(220)		–		8,947
of which failed purchases	54	664	12	–		–		730
of which loans held-for-sale	0	7,165	648	–		–		7,813
Total assets at fair value	36,220	162,611	9,313	(77,915)		943		131,172
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2022	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		–		490
Customer deposits	0	2,212	252	–		–		2,464
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,133	0	–		–		14,133
Obligation to return securities received as collateral	2,318	660	0	–		–		2,978
Trading liabilities	13,131	83,351	1,881	(80,026)		–		18,337
of which short positions	6,556	2,595	16	–		–		9,167
of which debt securities	3,228	2,232	1	–		–		5,461
of which foreign governments	3,150	272	0	–		–		3,422
of which corporates	53	1,957	1	–		–		2,011
of which equity securities	3,328	363	15	–		–		3,706
of which derivatives	6,575	80,756	1,640	(80,026)		–		8,945
of which interest rate products	1,566	30,288	118	–		–		–
of which foreign exchange products	20	26,180	1	–		–		–
of which equity/index-related products	4,981	20,731	1,083	–		–		–
of which credit derivatives	0	3,157	242	–		–		–
of which other derivatives	5	210	196	–		–		–
of which other trading liabilities	0	0	225	–		–		225
Short-term borrowings	0	6,330	453	–		–		6,783
Long-term debt	0	51,185	6,734	–		–		57,919
of which structured notes over one year and up to two years	0	10,697	439	–		–		11,136
of which structured notes over two years	0	23,409	4,307	–		–		27,716
of which other debt instruments over two years	0	2,961	1,728	–		–		4,689
of which high-trigger instruments	0	7,484	28	–		–		7,512
Other liabilities	133	3,794	203	(1,844)		–		2,286
Total liabilities at fair value	15,582	162,155	9,523	(81,870)		–		105,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit a reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2023	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Interest-bearing deposits with banks	0	13	0	0	(13)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	3,828	997	(765)	1,021	(1,660)	575	(658)	18	(570)	0	8	0	0	(286)	2,508	(583)
of which debt securities	1,211	647	(367)	829	(1,247)	0	(28)	(21)	(229)	0	8	0	0	(85)	718	(60)
of which corporates	413	334	(104)	783	(724)	0	0	(15)	(124)	0	0	0	0	(48)	515	21
of which RMBS	444	138	(204)	18	(309)	0	(7)	(5)	4	0	0	0	0	(22)	57	6
of which derivatives	1,661	258	(297)	0	0	575	(558)	40	(366)	0	0	0	0	(134)	1,179	(344)
of which equity/index-related products	295	70	(171)	0	0	254	(111)	32	146	0	0	0	0	(31)	484	212
of which other derivatives	548	1	0	0	0	206	(217)	0	13	0	0	0	0	(52)	499	15
of which other trading assets	734	70	(87)	182	(312)	0	(72)	1	51	0	0	0	0	(56)	511	(78)
Other investments	3,313	321	(920)	27	(281)	0	0	0	(267)	1	(75)	0	0	(176)	1,943	(276)
of which other equity investments	2,725	312	(920)	5	(148)	0	0	0	(277)	1	(75)	0	0	(130)	1,493	(306)
of which life finance instruments	587	0	0	21	(133)	0	0	0	10	0	0	0	0	(46)	439	42
Loans	1,040	694	(86)	1	(33)	91	(714)	0	(73)	0	0	0	0	(40)	880	(125)
of which commercial and industrial loans	300	503	(75)	0	(33)	80	(267)	0	37	0	0	0	0	(10)	535	(94)
of which financial institutions	398	3	0	0	0	11	(288)	1	(10)	0	0	0	0	(18)	97	(6)
of which government and public institutions	254	124	(11)	0	0	0	(144)	(1)	(84)	0	0	0	0	(5)	133	2
Other intangible assets (mortgage servicing rights)	359	40	0	0	0	0	0	0	(66)	0	0	0	0	(28)	305	(66)
Other assets	773	1,752	(256)	229	(332)	79	(224)	41	(193)	0	0	0	0	(24)	1,845	(107)
of which loans held-for-sale	648	1,715	(250)	193	(306)	78	(223)	41	(171)	0	0	0	0	(13)	1,712	(109)
Total assets at fair value	9,313	3,817	(2,027)	1,278	(2,319)	745	(1,596)	59	(1,169)	1	(67)	0	0	(554)	7,481	(1,157)
Liabilities (CHF million)
Customer deposits	252	0	0	0	0	302	(57)	0	(144)	0	0	0	(32)	(32)	289	3
Trading liabilities	1,881	451	(637)	81	(112)	567	(1,407)	125	391	0	0	0	0	(138)	1,202	316
of which derivatives	1,640	451	(637)	0	0	567	(1,408)	125	223	0	0	0	0	(105)	856	244
of which equity/index-related products	1,083	225	(555)	0	0	414	(862)	108	17	0	0	0	0	(68)	362	57
of which credit derivatives	242	194	(56)	0	0	28	(261)	6	54	0	0	0	0	(11)	196	(3)
of which other derivatives	196	1	0	0	0	92	(176)	1	105	0	0	0	0	(17)	202	147
of which other trading liabilities	225	(1)	0	80	(59)	0	1	0	128	0	0	0	0	(33)	341	89
Short-term borrowings	453	163	(205)	0	0	173	(450)	(79)	34	0	0	0	0	(18)	71	(47)
Long-term debt	6,734	2,938	(3,222)	0	0	1,662	(2,958)	200	(116)	0	(28)	35	289	(563)	4,971	135
of which structured notes over two years	4,307	2,202	(2,423)	0	0	1,491	(2,173)	151	7	0	0	33	284	(390)	3,489	308
of which other debt instruments over two years	1,728	92	(138)	0	0	0	(184)	46	(116)	0	0	0	0	(140)	1,288	(184)
Other liabilities	203	327	(2)	9	(53)	103	(113)	1	26	0	(197)	0	0	(5)	299	64
Total liabilities at fair value	9,523	3,879	(4,066)	90	(165)	2,807	(4,985)	247	191	0	(225)	35	257	(756)	6,832	471
Net assets/(liabilities) at fair value	(210)	(62)	2,039	1,188	(2,154)	(2,062)	3,389	(188)	(1,360)	1	158	(35)	(257)	202	649	(1,628)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2023, changes in net unrealized gains/(losses) of CHF (1,047) million and CHF (318) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF (263) million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2022	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0	0	0	3	(3)	0	0	0	0	0	0	0	0	0
Securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading assets	4,503	1,818	(2,057)	5,563	(5,184)	967	(1,076)	83	(847)	0	(9)	0	0	67	3,828	(193)
of which debt securities	1,225	1,206	(1,090)	4,622	(4,185)	0	0	(106)	(499)	0	(9)	0	0	47	1,211	215
of which corporates	478	452	(582)	3,933	(3,342)	0	0	(97)	(464)	0	0	0	0	35	413	226
of which RMBS	424	312	(179)	306	(564)	0	0	3	133	0	0	0	0	9	444	4
of which CDO	245	201	(138)	103	(148)	0	0	(5)	(39)	0	(9)	0	0	6	216	(6)
of which derivatives	2,187	406	(824)	0	0	967	(918)	144	(301)	0	0	0	0	0	1,661	(328)
of which interest rate products	624	11	(182)	0	0	89	(66)	(5)	229	0	0	0	0	(29)	671	166
of which equity/index-related products	212	262	(416)	0	0	473	(284)	106	(55)	0	0	0	0	(3)	295	2
of which credit derivatives	264	115	(189)	0	0	65	(142)	31	(19)	0	0	0	0	5	130	1
of which other derivatives	1,034	9	(4)	0	0	330	(317)	4	(537)	0	0	0	0	29	548	(489)
of which other trading assets	896	27	(51)	827	(923)	0	(158)	6	94	0	0	0	0	16	734	(123)
Other investments	3,666	69	(13)	65	(206)	0	0	0	(253)	0	(57)	0	0	42	3,313	(95)
of which other equity investments	2,863	69	0	37	(16)	0	0	0	(190)	0	(65)	0	0	27	2,725	(50)
of which life finance instruments	789	0	0	28	(182)	0	0	0	(63)	0	0	0	0	15	587	(45)
Loans	1,534	566	(470)	16	(45)	63	(667)	39	(46)	0	(6)	0	0	56	1,040	(92)
of which commercial and industrial loans	717	163	(327)	0	(18)	4	(218)	12	(50)	0	(6)	0	0	23	300	(74)
of which financial institutions	465	141	(41)	15	(15)	58	(293)	16	29	0	0	0	0	23	398	9
of which government and public institutions	289	91	(39)	1	0	1	(72)	1	(24)	0	0	0	0	6	254	(25)
Other intangible assets (mortgage servicing rights)	167	187	0	0	0	0	0	0	4	0	0	0	0	1	359	4
Other assets	694	452	(289)	743	(593)	157	(417)	46	(49)	0	3	0	0	26	773	(31)
of which loans held-for-sale	562	379	(232)	724	(591)	157	(415)	15	26	0	0	0	0	23	648	(15)
Total assets at fair value	10,578	3,092	(2,829)	6,387	(6,042)	1,190	(2,163)	168	(1,191)	0	(69)	0	0	192	9,313	(407)
Liabilities (CHF million)
Customer deposits	394	0	0	0	0	0	(18)	0	(49)	0	0	0	(57)	(18)	252	(120)
Obligation to return securities received as collateral	14	0	0	0	(14)	0	0	0	0	0	0	0	0	0	0	0
Trading liabilities	2,809	1,784	(1,381)	33	(106)	844	(2,066)	52	(165)	0	0	0	0	77	1,881	224
of which derivatives	2,542	1,651	(1,353)	0	0	844	(2,066)	51	(98)	0	0	0	0	69	1,640	216
of which equity/index-related products	1,787	615	(1,027)	0	0	476	(520)	(5)	(273)	0	0	0	0	30	1,083	(38)
of which credit derivatives	374	991	(201)	0	0	176	(1,329)	26	172	0	0	0	0	33	242	152
of which other derivatives	298	0	(5)	0	0	143	(174)	3	(79)	0	0	0	0	10	196	(5)
Short-term borrowings	1,032	204	(684)	0	0	785	(815)	(75)	(8)	0	0	0	0	14	453	9
Long-term debt	9,676	3,116	(6,609)	0	0	7,730	(5,575)	(557)	(785)	0	0	(51)	(350)	139	6,734	(422)
of which structured notes over two years	6,318	2,502	(4,930)	0	0	6,589	(4,729)	(418)	(737)	0	0	(49)	(344)	105	4,307	(487)
of which other debt instruments over two years	1,854	0	0	0	0	166	(279)	0	(38)	0	0	0	0	25	1,728	83
Other liabilities	517	126	(305)	22	(89)	110	(136)	82	(90)	(46)	1	0	0	11	203	11
Total liabilities at fair value	14,442	5,230	(8,979)	55	(209)	9,469	(8,610)	(498)	(1,097)	(46)	1	(51)	(407)	223	9,523	(298)
Net assets/(liabilities) at fair value	(3,864)	(2,138)	6,150	6,332	(5,833)	(8,279)	6,447	666	(94)	46	(70)	51	407	(31)	(210)	(109)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2022, changes in net unrealized gains/(losses) of CHF (472) million and CHF (50) million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 413 million were recorded in gains/(losses) on liabilities relating to credit risk in accumulated other comprehensive income/(loss).

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Bank employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Bank typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 2023 were CHF 3,817 million, primarily from loans held-for-sale, trading assets and loans. The transfers were primarily in Non-core and Legacy (including Investment Bank), due to a limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2023 were CHF 2,027 million, primarily in other investments and trading assets. These transfers were mainly from the equity investment in SIX due to a change in accounting treatment from fair value to the equity method reflecting the increase in the combined stake as a result of the acquisition of Credit Suisse by UBS. Transfers were also from Non-core and Legacy (including Investment Bank), due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 liabilities during 2023 were CHF 3,879 million, primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data. Transfers out of level 3 liabilities of CHF 4,066 million in 2023 were primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data.
Transfers into level 3 assets during 2022 were CHF 3,092 million, primarily from trading assets, loans and loans held-for-sale. The transfers were primarily in Non-core and Legacy (including Investment Bank) and APAC Financing Bank businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2022 were CHF 2,829 million, primarily in trading assets, loans and loans held-for-sale. The transfers out of level 3 assets were primarily in Non-core and Legacy (including Investment Bank) due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 liabilities during 2022 were CHF 5,230 million, primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data. Transfers out of level 3 liabilities of CHF 8,979 million in 2022 were primarily from long-term debt and trading liabilities. These transfers were primarily in structured notes over two years and derivatives arising from a change in the observability of pricing data.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with a significant unobservable input of mortality rate, price, recovery rate, UK mortality and unadjusted NAV, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of correlation, credit spread, default rate, discount rate, fund gap risk, gap risk, market implied life expectancy (for life settlement and premium finance instruments), mean reversion, prepayment rate and volatility, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input of fund gap risk, market implied life expectancy (for life settlement and premium finance instruments), mortality rate and price would increase the fair value. An increase in the significant unobservable input of correlation, credit spread, discount rate, mean reversion, prepayment rate, recovery rate, UK mortality, unadjusted NAV and volatility would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, an increase or decrease in one significant unobservable input will generally have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2023	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	2,508
of which debt securities	718
of which corporates	515
of which	82	Discounted cash flow	Credit spread, in bp		35	668	585
of which	5	Market comparable	Price, in %		0	101	13
of which	1	Option model	Correlation, in %		(50)	100	69
			Credit spread, in bp		30	148	0
			Mean reversion, in %		7	25	0
			Price, in %		30	100	38
			Volatility, in %		5	142	40
of which	411	Price	Price, in %		76	126	102
of which RMBS	57	Discounted cash flow	Discount rate, in %		8	19	16
of which derivatives	1,179
of which equity/index-related products	484
of which	356	Option model	Correlation, in %		(50)	100	69
			Mean reversion, in %	[3]	7	25	16
			Volatility, in %		5	142	37
of which	90	Price	Price, in %		95	95	95
of which other derivatives	499	Discounted cash flow	Market implied life expectancy, in years		2	12	6
			UK mortality, in %		75	141	100
of which other trading assets	511
of which	372	Discounted cash flow	Market implied life expectancy, in years		3	12	6
of which	127	Market comparable	Price, in %		0	105	8
of which	11	Option model	Mortality rate, in %		0	70	6
Other investments	1,943
of which other equity investments	1,493
of which	1,065	Market comparable	Price, in actuals		0	100	7
of which	1	Option model	Price, in actuals		98	693	396
of which	417	Price	Price, in actuals		0	9,271	1,050
of which life finance instruments	439	Discounted cash flow	Market implied life expectancy, in years		2	14	6
Loans	880
of which commercial and industrial loans	535
of which	435	Discounted cash flow	Credit spread, in bp		19	444	41
of which	11	Market comparable	Price, in %		76	76	76
of which	90	Price	Price, in %		11	97	58
of which financial institutions	97
of which	33	Discounted cash flow	Credit spread, in bp		159	506	217
of which	62	Price	Price, in %		23	75	43
of which government and public institutions	133
of which	126	Discounted cash flow	Credit spread, in bp		154	1,217	864
of which	6	Price	Price, in %		56	56	56
Other assets	1,845
of which loans held-for-sale	1,712
of which	229	Discounted cash flow	Credit spread, in bp		315	380	316
			Recovery rate, in %		65	65	65
of which	1,314	Market comparable	Price, in %		0	120	70
of which	144	Price	Price, in %		0	91	85
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	3,828
of which debt securities	1,211
of which corporates	413
of which	118	Discounted cash flow	Credit spread, in bp		10	7,589	620
			Price, in %		0	101	53
of which	75	Market comparable	Price, in %		0	101	51
			Price, in actuals		1	218	29
of which	216	Price	Price, in %		30	126	87
			Price, in actuals		0	11,640	2,203
of which RMBS	444	Discounted cash flow	Discount rate, in %		3	33	12
of which derivatives	1,661
of which interest rate products	671
of which	1	Discounted cash flow	Volatility, in %		95	110	103
of which	662	Option model	Contingent probability, in %		95	95	95
			Mean reversion, in %	[2]	25	25	25
			Prepayment rate, in %		14	19	17
			Volatility, in %		(3)	1	(1)
of which other derivatives	548	Discounted cash flow	Market implied life expectancy, in years		2	13	6
			UK mortality, in %		74	139	99
of which other trading assets	734
of which	458	Discounted cash flow	Market implied life expectancy, in years		3	13	6
			Tax swap rate, in %		30	30	30
of which	251	Market comparable	Price, in %		0	109	27
of which	25	Option model	Mortality rate, in %		0	70	6
Other investments	3,313
of which other equity investments	2,725
of which	2,443	Market comparable	Price, in actuals		0	275	109
of which	174	Price	Price, in actuals		1	15	13
of which	46	Discounted cash flow	Discount rate, in %		8	8	8
of which life finance instruments	587	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	1,040
of which commercial and industrial loans	300
of which	124	Discounted cash flow	Credit spread, in bp		280	2,596	756
of which	22	Market comparable	Price, in %		74	74	74
of which	153	Price	Price, in %		6	100	53
of which financial institutions	398
of which	282	Discounted cash flow	Credit spread, in bp		242	1,278	497
of which	115	Price	Price, in %		22	72	66
of which government and public institutions	254
of which	158	Discounted cash flow	Credit spread, in bp		534	1,339	680
of which	96	Price	Price, in %		35	42	36
Other assets	773
of which loans held-for-sale	648
of which	258	Discounted cash flow	Credit spread, in bp		299	594	368
			Recovery rate, in %		55	55	55
of which	363	Market comparable	Price, in %		0	145	78
of which	14	Price	Price, in %		0	79	59
1 Weighted average is calculated based on the fair value of the instruments.
2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2023	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,202
of which derivatives	856
of which equity/index-related products	362
of which	338	Option model	Correlation, in %		(50)	100	69
			Volatility, in %		5	142	37
of which	22	Price	Price, in actuals		0	119	17
of which credit derivatives	196
of which	87	Discounted cash flow	Credit spread, in bp		3	2,002	309
			Discount rate, in %		10	10	10
			Recovery rate, in %		14	100	77
of which	106	Price	Price, in %		100	403	106
of which other derivatives	202	Discounted cash flow	Market implied life expectancy, in years		2	12	5
			UK mortality, in %		75	102	97
of which other trading liabilities	341	Option model	Mortality rate, in %		0	70	6
Short-term borrowings	71
of which	48	Option model	Correlation, in %		(50)	100	69
			Volatility, in %		5	142	40
of which	2	Price	Price, in %		11	11	11
Long-term debt	4,971
of which structured notes over two years	3,489
of which	425	Discounted cash flow	Credit spread, in bp		3	255	79
of which	3,062	Option model	Correlation, in %		(50)	100	69
			Credit spread, in bp		30	148	132
			Mean reversion, in %	[4]	7	25	16
			Unadjusted NAV, in actuals		16	12,069	218
			Volatility, in %		0	142	37
of which other debt instruments over two years	1,288
of which	281	Option model	Credit spread, in bp		34	2,159	313
of which	1,007	Price	Price, in actuals		7	7	7
1 Weighted average is calculated based on the fair value of the instruments.
2 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2022	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	1,881
of which derivatives	1,640
of which equity/index-related products	1,083
of which	1,040	Option model	Correlation, in %		(50)	100	71
			Dividend yield, in %		0	13	5
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		5	148	29
of which	31	Price	Price, in actuals		0	1,197	34
of which credit derivatives	242
of which	162	Discounted cash flow	Credit spread, in bp		3	2,149	341
			Discount rate, in %		6	17	11
			Recovery rate, in %		10	100	69
of which	9	Market comparable	Price, in %		71	101	86
of which	10	Option model	Credit spread, in bp		47	1,528	194
of which	3	Price	Price, in %		74	102	101
of which other derivatives	196	Discounted cash flow	Market implied life expectancy, in years		2	18	6
			UK mortality, in %		74	103	97
Short-term borrowings	453
of which	8	Discounted cash flow	Credit spread, in bp		142	276	267
of which	338	Option model	Correlation, in %		(50)	100	75
			Buyback probability, in %	[3]	50	100	76
			Volatility, in %		5	148	27
of which	94	Price	Price, in %		20	20	20
			Price, in actuals		1,296	1,296	1,296
Long-term debt	6,734
of which structured notes over two years	4,307
of which	508	Discounted cash flow	Credit spread, in bp		10	430	142
of which	3,793	Option model	Buyback probability, in %	[3]	50	100	76
			Correlation, in %		(50)	100	75
			Credit spread, in bp		27	358	326
			Fund gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	25	25	25
			Unadjusted NAV, in actuals		389	416	412
			Volatility, in %		0	148	27
of which	6	Price	Price, in %		17	17	17
of which other debt instruments over two years	1,728
of which	358	Option model	Buyback probability, in %	[3]	50	100	76
			Credit spread, in bp		50	770	317
			Price, in actuals		8	8	8
of which	1,370	Price	Price, in actuals		8	8	8
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity swap (CMS) products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
CDS scale
CDS scale is a valuation parameter which scales the referenced credit curve (base currency) to reflect a new credit curve representing the currency of the trade.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades, where the delivery or exercise and the premium payment are contingent on an event such as the completion of an M&A deal or the regulatory approval for a product.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions that are more subordinated or with less valuable collateral will have lower recovery rates.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high-performing or government-guaranteed collateral with a low PD or a guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Discount rate
Discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument, including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments with similar terms and expected cash flows may have significantly different discount rates, because the coupons on the instruments are different.
Dividend yield
An equity forward price is a material component for measuring the fair value of a contract using forward, swap or option pricing models. The forward is generally constructed from expected future dividend payments and their timing, as well as the relevant funding rate for the given asset. Dividend yields are generally quoted as annualized percentages.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals that are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures, because it is normalized for differences between the accounting policies of similar companies.
Funding gap risk and gap risk
Gap risk is a significant unobservable input for structures that exhibit market risk to jumps in a reference asset, generally related to certain financing or principal protection trade features.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors, including the age and specific health characteristics of the insured.
Market price of risk
Market price of risk (MPR) is a significant unobservable input for synthetic credit products where the trades are valued using the rating-based historical default probabilities. MPR is an exponent applied to the historic default probabilities in order to bring the initial swap valuation to zero.
Mean reversion
Mean reversion is the primary significant unobservable input for callable CMS spread exotics and represents the idea that prices and returns eventually move back toward the historical average.
Mortality rate
Mortality rate is the primary significant unobservable input for pension swaps. The expected present value of the future cash flow of the trades depends on the mortality of individuals in the pension fund who are grouped into categories such as gender, age, pension amount and other factors. In some cases, mortality rates include a “scaler” (also referred to as a loading or multiplier), which aligns mortality projections with historical experience and calibrates to an exit level.
Pre-IPO intrinsic option
Pre-initial public offering (IPO) intrinsic option represents the share price of a company in advance of its listing on a public exchange. It is typically a discounted price from the IPO price.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes), while adjustments are considered for differences in deal terms and performance.
Settlement lag extension
For synthetic ABS CDO single tranche trades, settlement lag extension is an unobservable input that represents the delay that may occur between the protection buyer calling a credit event and physically receiving the settlement cash from the swap counterparty.
Tax swap rate
The tax swap rate parameter is the interest rate applicable to tax refunds from the Italian tax office, determined annually by the Italian tax authorities and payable to the claimant when a refund is made.
Terminal growth rate
The terminal growth rate is the rate at which free cash flows are expected to grow in perpetuity as part of an overall firm valuation process. The terminal growth rate typically parallels the historical inflation rate (2-3%) and is applied to the discounted cash flow model to represent mature stage company valuation.
UK mortality
UK mortality is fair valued using day-one mortality improvements, mortality base tables and mortality floors, calibrated to the reinsurance exit present value by a set of multipliers. UK mortality is updated annually, based on changes to the “multipliers”, calibrated to the actual versus expected pensioner maturities observed for the respective pension scheme.
Unadjusted NAV
NAV values are used to price fund units and as an input into fund derivatives. They are considered unobservable when based on NAV statements or estimates received directly from the fund, as opposed to published on a broad market platform, or with a lag to the reporting date.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Investment funds measured at net asset value per share
Investments in funds held in trading assets and trading liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to the illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if the redemption takes place within a certain time period from the initial investment.
Investments in funds held in other investments principally involve private equity securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2023						2022
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	80		95		175	0	128		415		543	14
Private equity funds	88		0		88	52	58		0		58	48
Hedge funds	13		0		13	1	13		1		14	1
Equity method investment funds	299		11		310	82	315		13		328	114
Funds held in other investments	400		11		411	135	386		14		400	163
Total fair value of investment funds and unfunded commitments	480	[1]	106	[2]	586	135	514	[3]	429	[4]	943	177
1 CHF 290 million of the underlying assets had known liquidation periods and for CHF 190 million, the timing of liquidation was unknown.
2 CHF 63 million was redeemable on demand with a notice period of primarily less than 30 days.
3 CHF 276 million of the underlying assets had known liquidation periods and for CHF 238 million, the timing of liquidation was unknown.
4 CHF 234 million was redeemable on demand with a notice period of primarily less than 30 days.
Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances. Nonrecurring measurements reported are as of the end of the period, unless otherwise stated. The market value for loans held-for-sale and commitments held-for-sale is determined by benchmarking to comparable instruments.
The following table provides the fair value and the fair value hierarchy of all assets and liabilities that were held as of December 31, 2023 and 2022, for which a nonrecurring fair value measurement was recorded.
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2023	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	0	1,206	1,206
of which equity method investments	0	0	1,200	1,200
Net loans	0	0	13	13
Other assets	0	728	8,903	9,631
of which loans held-for-sale	0	728	8,189	8,917
Total assets recorded at fair value on a nonrecurring basis	0	728	10,122	10,850
Liabilities (CHF million)
Other liabilities	0	203	529	732
of which commitments held-for-sale	0	203	529	732
Total liabilities recorded at fair value on a nonrecurring basis	0	203	529	732

end of 2022
Assets (CHF million)
Other investments	0	259	106	365
of which equity method investments	0	0	78	78
of which equity securities (without a readily determinable fair value)	0	259	28	287
Net loans	0	14	1	15
Other assets	0	39	44	83
of which loans held-for-sale	0	39	32	71
of which real estate held-for-sale	0	0	12	12
Total assets recorded at fair value on a nonrecurring basis	0	312	151	463
Liabilities (CHF million)
Other liabilities	0	2	21	23
of which commitments held-for-sale	0	2	21	23
Total liabilities recorded at fair value on a nonrecurring basis	0	2	21	23
The following table provides the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument that were held as of December 31, 2023 and 2022, for which a nonrecurring fair value measurement was recorded.
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2023	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	1,206
of which equity method investments	1,200
of which	1,062	Market comparable	Price, in actuals	1	2,095	138
of which	138	Discounted cash flow	Discount rate, in %	8	10	8
Other assets	8,903
of which loans held-for-sale	8,189
of which	6,966	Market comparable	Price, in actuals	82	8,988	84
of which	673	Discounted cash flow	Credit spread, in bp	6	2,471	614
of which	480	Market comparable	Price, in %	0	98	93
of which	71	Discounted cash flow	Discount rate, in %	9	10	9
Liabilities (CHF million, except where indicated)
Other liabilities	529
of which commitments held-for-sale	529
of which	527	Market comparable	Price, in %	0	100	83
of which	2	Discounted cash flow	Credit spread, in bp	226	549	236

end of 2022
Assets (CHF million, except where indicated)
Other investments	106
of which equity method investments	78	Discounted cash flow	Discount rate, in %	8	18	15
of which equity securities (without a readily determinable fair value)	28
of which	13	Discounted cash flow	Discount rate, in %	12	16	14
of which	13	Market comparable	Price, in actuals	3	6,181	1,310
Other assets	44
of which loans held-for-sale	32	Market comparable	Price, in %	90	90	90
of which real estate held-for-sale	12	Market comparable	Price, in actuals	0	144	55
Liabilities (CHF million, except where indicated)
Other liabilities	21
of which commitments held-for-sale	21	Market comparable	Price, in %	87	96	90
1 Weighted average is calculated based on the fair value of the instruments.
Fair value option
The Bank has availed itself of the simplification in accounting offered under the fair value option. This has generally been accomplished by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Bank is economically hedged, the Bank has generally elected the fair value option. Where the Bank manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Bank has generally utilized the fair value option to align its financial accounting to its risk management reporting.
The Bank elected the fair value option for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Bank has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Bank did not elect the fair value option for firm financing resale agreements, as these agreements are generally overnight agreements which approximate fair value, but are not managed on a fair value basis.
Other investments
The Bank has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes.
Loans
The Bank has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis, and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Bank employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure in order to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Bank elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Bank elected the fair value option for certain loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations, which do not meet the criteria for sale treatment under US GAAP. The Bank elected the fair value option for these types of transactions.
Due to banks and customer deposits
The Bank elected the fair value option for certain time deposits associated with its emerging markets activities. The Bank’s customer deposits include fund-linked deposits. The Bank elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis, and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Bank has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis, and fair value accounting was deemed more appropriate for reporting purposes. The Bank did not elect the fair value option for firm financing repurchase agreements, as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Bank’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Bank elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Bank to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Bank did not elect to account for at fair value, the Bank has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis, and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Bank’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis, and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term, and their fair value will be realized at that time.
Long-term debt
The Bank’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in short-term borrowings. The Bank’s long-term debt also includes debt issuances managed by the Treasury department that do not contain derivative features (vanilla debt). The Bank actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Bank elected to fair value fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Bank did not elect to apply the fair value option to fixed-rate debt issued by the Bank since January 1, 2008, but instead applies hedge accounting.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The Bank elected the fair value option for these types of transactions.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2023			2022
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	26,045	192	40,793	40,665	128
Loans	2,458	3,097	(639)	7,358	8,241	(883)
Other assets [1]	3,490	5,132	(1,642)	8,544	10,937	(2,393)
Due to banks and customer deposits	(331)	(371)	40	(458)	(562)	104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(356)	(357)	1	(14,133)	(14,024)	(109)
Short-term borrowings	(4,012)	(3,988)	(24)	(6,783)	(6,892)	109
Long-term debt [2]	(32,874)	(36,723)	3,849	(57,919)	(71,891)	13,972
Other liabilities	(218)	(334)	116	(888)	(1,043)	155

Non-accrual loans [3,4]	511	1,352	(841)	733	2,213	(1,480)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Generally, a loan is deemed non-accrual when the contractual payments of principal and/or interest are more than 90 days past due.
4 Included in loans or other assets.
Gains and losses on financial instruments
	2023		2022		2021
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,718	[1]	1,450	[1]	638	[1]
Other investments	(199)	[2]	(51)	[3]	304	[3]
of which related to credit risk	0		(3)		2
Loans	308	[1]	163	[1]	443	[1]
of which related to credit risk	89		(239)		(13)
Other assets	37	[1]	246	[1]	519	[1]
of which related to credit risk	(312)		(202)		133
Due to banks and customer deposits	(71)	[2]	(44)	[2]	(22)	[3]
of which related to credit risk	(3)		(1)		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(151)	[1]	(156)	[1]	(43)	[1]
Short-term borrowings	(495)	[2]	1,916	[2]	98	[2]
of which related to credit risk	2		1		2
Long-term debt	9,414	[3]	6,767	[2]	(2,644)	[2]
of which related to credit risk	4		3		0
Other liabilities	(88)	[2]	54	[2]	171	[2]
of which related to credit risk	(207)		(164)		71
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
The impact of credit risk on assets presented in the table above has been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impact of changes in own credit risk on liabilities presented in the table above has been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Bank’s own credit spreads from the transition date to the reporting date.
Interest income and expense, which are calculated based on contractual rates specified in the transactions, are recorded in the consolidated statements of operations depending on the nature of the instrument and its related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Interest and dividend income is recognized separately from trading revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that were attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2023	Cumulative	2022		2023	2022
Financial instruments (CHF million)
Customer deposits	(32)	(31)	57		0	0
Short-term borrowings	(21)	(47)	19		1	0
Long-term debt	3,753	(750)	6,787		(9,162)	(31)
of which treasury debt over two years	6,406	3	3,522		(9,025)	0
of which structured notes over two years	(2,094)	(672)	2,667		(137)	(31)
Total	3,700	(828)	6,863		(9,161)	(31)
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments, which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2		Level 3		Total
2023 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,977	0	20,977		0		20,977
Investment securities	1,416	1,246	161		0		1,407
Loans [1]	210,132	0	66,697		140,132		206,829
Other financial assets [2]	148,197	125,252	12,571		10,433		148,256
Financial liabilities
Due to banks and customer deposits	208,624	108,417	100,146		0		208,563
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	598	0	598		0		598
Short-term borrowings	43,625	0	43,625		0		43,625
Long-term debt	95,610	0	94,343		3,092		97,435
Other financial liabilities [3]	7,470	0	7,269		206		7,475
2022 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	0	18,005		0		18,005
Investment securities	921	911	0		0		911
Loans	256,825	0	107,101	[4]	146,677	[4]	253,778
Other financial assets [2]	91,451	68,104	20,246		2,922		91,272
Financial liabilities
Due to banks and customer deposits	243,506	149,696	93,714		0		243,410
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	0	6,238		0		6,238
Short-term borrowings	7,705	0	7,703		0		7,703
Long-term debt	92,742	0	73,596		13,366		86,962
Other financial liabilities [3]	8,551	0	7,984		523		8,507
1 As a result of the acquisition, Credit Suisse has applied a change in estimate to align the discount rate for the fair value determination of the Swiss accrual loan book to that of UBS.
2
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

3 Primarily includes cash collateral on derivative instruments and interest and fees payable.
4 Credit Suisse has aligned the fair value levelling of the Swiss accrual loan book to that of UBS, resulting in a reclassification of CHF 133.9 billion from level 2 to level 3.